Liquidity (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 9,663,000	$ 8,690,000	$ 13,393,000
AmpliPhi Biosciences Corporation [Member]
Cash and cash equivalents	$ 8,157,000			$ 5,132,000	$ 5,711,000
Liquidity, management evaluation	Considering the Company's current cash resources, management believes the Company's existing resources, without considering any effect of the pending merger with C3J and related financing, will be sufficient to fund the Company's planned operations into mid-2019.
C3J [Member]
Cash and cash equivalents	$ 9,663,000			$ 11,376,000